Cash and Cash Equivalents (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH AND CASH EQUIVALENTS [Abstract]
Cash on hand and at banks	$ 127,625	$ 126,584
Short-term deposits and highly liquid funds	7	9,408
Cash and cash equivalents	$ 127,632	$ 135,992	$ 163,412	$ 247,556